Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Commitments [Abstract]
Schedule of minimum committed lease payments

	Base rent	Variable rent	Total
2022	$53,934	$51,846	$105,780
2023	55,376	51,846	107,222
2024	23,073	21,603	44,676
	$132,383	$125,295	$257,678

Schedule of outstanding commitment to consultants

2022	$689,662